Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	AIMCO PROPERTIES LP
Entity Central Index Key	0000926660
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false